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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [_]; Amendment Number:

This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Good Harbor Financial, LLC
Address: 155 North Wacker Drive, Suite 850
         Chicago, IL 60606

Form 13F File Number: 28-14913

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Cami Kirschner
Title: Chief Compliance Officer
Phone: 312-224-8150

Signature, Place, and Date of Signing:

        /s/ Cami Kirschner           Chicago, IL         February 14, 2013
--------------------------  ---------------------- -----------------------
             [Signature]            [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number    Name
28-N/A                   N/A
[Repeat as necessary.]

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  27

Form 13F Information Table Value Total:  2,433,516
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

  No.  Form 13F File Number  Name
  1    28-_________________  Cedar Capital Advisors, LLC
  [Repeat as necessary.]

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
                                        FORM 13F INFORMATION TABLE

    COLUMN 1         COLUMN 2      COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
     --------      --------------  --------- -------- ------------------ ---------- -------- ----------------

                                              VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
 NAME OF ISSUER    TITLE OF CLASS  CUSIP     (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGER  SOLE SHARED NONE
  --------------   --------------  --------- -------- --------- --- ---- ---------- -------- ---- ------ ----
ARENA              COM             040047102     149     16,500 SH        DEFINED      1     SOLE
  PHARMACEUTICALS
  INC
BARCLAY BK PLC     IPATH DYNM      06741L609     526     11,425 SH        DEFINED      1     SOLE
                   VIX
ENERPLUS CORP      COM             292766102     217     16,763 SH        DEFINED      1     SOLE
GLOBAL X FDS       GLB X           37950E358     936     36,513 SH        DEFINED      1     SOLE
                   PERMETF
GRAMERCY CAP       COM             384871109     655    222,707 SH        DEFINED      1     SOLE
  CORP
HOSPITALITY PPTYS  COM SH BEN      44106M102     304     12,991 SH        DEFINED      1     SOLE
  TR               INT
ISHARES TR         BARCLYS TIPS    464287176     484      3,984 SH        DEFINED      1     SOLE
                   BD
ISHARES TR         MSCI EMERG      464287234   2,942     66,333 SH        DEFINED      1     SOLE
                   MKT
ISHARES TR         MSCI EAFE       464287465   2,930     51,527 SH        DEFINED      1     SOLE
                   INDEX
ISHARES TR         S&P MIDCAP      464287507 849,622  8,354,194 SH        DEFINED      1     SOLE
                   400
ISHARES TR         S&P EURO        464287861   2,903     73,876 SH        DEFINED      1     SOLE
                   PLUS
ISHARES TR         S&P NTL         464288414     516      4,660 SH        DEFINED      1     SOLE
                   AMTFREE
ISHARES TR         BARCLYS 3-7     464288661 688,082  5,584,174 SH        DEFINED      1     SOLE
                   YR
LAS VEGAS SANDS    COM             517834107     231      5,000 SH        DEFINED      1     SOLE
  CORP
NORTHERN TR        COM             665859104   1,521     30,322 SH        DEFINED      1     SOLE
  CORP
PENGROWTH          COM             70706P104     343     69,020 SH        DEFINED      1     SOLE
  ENERGY CORP
PENN WEST PETE     COM             707887105     377     34,744 SH        DEFINED      1     SOLE
  LTD
PIMCO ETF TR       TOTL RETN       72201R775   3,754     34,423 SH        DEFINED      1     SOLE
                   ETF
POWERSHARES QQQ    UNIT SER 1      73935A104     907     13,919 SH        DEFINED      1     SOLE
  TR
PRECISION          COM 2010        74022D308     315     38,061 SH        DEFINED      1     SOLE
  DRILLING CORP
PROSHARES TR       ULTR 7-10       74347R180 489,920  8,632,936 SH        DEFINED      1     SOLE
                   TREA
PROSHARES TR       PSHS ULT        74347R404 382,654  5,167,511 SH        DEFINED      1     SOLE
                   MCAP400
RAIT FINANCIAL     COM NEW         749227609     400     70,806 SH        DEFINED      1     SOLE
  TRUST
TORTOISE ENERGY    COM             89147L100     938     24,752 SH        DEFINED      1     SOLE
  INFRASTRUCTU
TORTOISE PWR &     COM             89147X104     305     12,115 SH        DEFINED      1     SOLE
  ENERGY INFRAS
VALE S A           ADR             91912E105     366     17,467 SH        DEFINED      1     SOLE
VANGUARD BD        TOTAL BND       921937835   1,219     14,509 SH        DEFINED      1     SOLE
  INDEX FD INS     MRKT
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